Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019
Insurance	$ 54	$ 20	$ 11
Listing fees	32	31	30
Drilling	200
Legal retainers and other	46	27	50
Total Prepaid Expenses	$ 332	$ 78	$ 91